INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Raw materials and consumables	12,168	12,654
Work-in-progress	5,169	6,940
Finished goods	12,882	12,427

	30,219	32,021

Schedule of Movement on Inventory Provision
The movement on the inventory provision for the three year period to December 31, 2020 is as follows:

	December 31, 2020 US$‘000	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Opening provision at January 1	6,716	6,299	7,543
Charged during the year	5,179	1,567	480
Utilised during the year	(1,994)	(1,150)	(1,544)
Released during the year	(120)	-	(180)

Closing provision at December 31	9,781	6,716	6,299